MINIMUM CAPITAL REQUIREMENTS	12 Months Ended
Dec. 31, 2022
MINIMUM CAPITAL REQUIREMENTS
MINIMUM CAPITAL REQUIREMENTS

34 . MINIMUM CAPITAL REQUIREMENTS

The Central Bank requires financial institutions to maintain minimum capital amounts measured as of each month's closing, The minimum capital is defined as the greater of (i) the basic minimum capital requirement, which is explained below, or (ii) the sum of the credit risk, operational risk and market risk, Financial institutions (including their domestic Argentine and international branches) must comply with the minimum capital requirements both on an individual and a consolidated basis.

The following table sets forth information regarding excess capital and selected capital and liquidity ratios of the Bank, consolidated with IUDÚ:

As stated above under "Presentation of Financial and Other Information", we have prepared our audited consolidated financial statements for 2022, 2021 and 2020 under IFRS, Minimum capital requirement has been prepared in accordance with the rules of the Argentine Central Bank, which is not comparable to data prepared under IFRS.

	Year ended December 31,(2)
	2022	2021	2020

	(in thousands of Pesos except percentages and ratios)
Calculation of excess capital:
Allocated to assets at risk	20,729,624	12,957,481	9,047,140
Allocated to Bank premises and equipment, intangible assets and equity investment assets	3,747,910	2,035,689	1,350,035
Market risk	1,693,962	965,159	551,765
Public sector and securities in investment account,	625,570	34,489	27,651
Operational risk	8,188,453	4,805,957	3,233,793
Required minimum capital under Central Bank rules	34,985,519	20,798,775	14,210,384
Basic net worth	77,619,877	42,938,440	30,242,263
Complementary net worth	2,600,170	1,564,272	1,090,865
Deductions	(25,063,540)	(11,770,286)	(7,028,227)
Total capital under Central Bank rules	55,156,507	32,732,426	24,304,901
Excess capital	20,170,988	11,933,651	10,094,517
Risk Weighted Assets (1)	428,238,464	254,513,436	173,834,352
Selected capital and liquidity ratios:
Regulatory capital/risk weighted assets	12.9%	12.9%	14.0%
Average shareholders’ equity as a percentage of average total assets	12.2%	12.5%	11.2%
Total liabilities as a multiple of total shareholders’ equity	8.3x	7.5x	7.5x
Cash as a percentage of total deposits	8.7%	11.1%	20.3%
Liquid assets as a percentage of total deposits (3)	46.0%	49.2%	49.7%
Tier 1 Capital / risk weighted assets	12.3%	12.2%	13.4%

(1)	Risk Weighted Assets includes operational risk weighted assets, market risk weighted assets, and credit risk weighted assets, Operational risk weighted assets and market risk weighted assets are calculated by multiplying their respective required minimum capital under Central Bank rules by 12.5, Credit Risk Weighted Assets is calculated by applying the respective credit risk weights to our assets, following Central Bank rules,
(2)	Nominal values without inflation adjustment,
(3)	Liquid assets include cash, securities issued by the Central Bank, and Repo transactions with the Central Bank. This ratio does not consider other government securities held by the Company to set Minimum Reserve Requirements.